Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2019	2018
	$ Thousands
Cash in banks	53,810	72,074
Time deposits	93,343	59,049
	147,153	131,123